United States

Securities and Exchange Commission

Washington, D.C. 20549

Amended

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/09

Date of Reporting Period: Quarter ended 9/30/09

Item 1.	Schedule of Investments

Federated International Equity Fund II

Portfolio of Investments

September 30, 2009 (unaudited)

Shares			Value in U.S. Dollars
		Common Stocks – 95.6%
		Bermuda – 1.4%
		Diversified Financials – 1.4%
8,989		Invesco Ltd.	$204,590
		Canada – 6.4%
		Energy – 2.8%
14,800		Nexen, Inc.	336,461
2,000	[1]	Suncor Energy, Inc.	69,864
		TOTAL	406,325
		Insurance – 1.7%
8,200		Sun Life Financial Services of Canada	256,956
		Materials – 1.9%
3,100		Potash Corp. of Saskatchewan, Inc.	280,054
		TOTAL CANADA	943,335
		Finland – 1.9%
		Technology Hardware & Equipment – 1.9%
19,000		Nokia Oyj, Class A, ADR	277,780
		France – 5.1%
		Banks – 2.2%
770		BNP Paribas SA	61,522
770	[1]	BNP Paribas SA, Rights	1,668
3,350		Societe Generale, Paris	269,622
		TOTAL	332,812
		Capital Goods – 1.5%
2,990	[1]	Alstom	218,202
		Food, Beverage & Tobacco – 0.7%
1,350		Pernod-Ricard	107,211
		Insurance – 0.7%
3,600		AXA	97,459
		TOTAL FRANCE	755,684
		Germany, Federal Republic Of – 10.8%
		Automobiles & Components – 2.6%
7,780		Daimler AG	391,696
		Consumer Durables & Apparel – 1.1%
3,200		Adidas AG	169,374
		Materials – 3.0%
3,960		K&S AG	216,090
6,460		ThyssenKrupp AG	222,435
		TOTAL	438,525
		Pharmaceuticals, Biotechnology & Life Sciences – 3.1%
6,580		Bayer AG	455,925
		Software & Services – 1.0%
2,920		SAP AG	142,205
		TOTAL GERMANY, FEDERAL REPUBLIC OF	1,597,725

		Greece – 0.6%
		Banks – 0.6%
2,600		National Bank of Greece	93,215
		Hong Kong – 5.4%
		Banks – 2.2%
29,200		Dah Sing Financial Group	168,794
16,000		Wing Hang Bank Ltd.	157,934
		TOTAL	326,728
		Diversified Financials – 1.6%
13,000		Hong Kong Exchanges & Clearing Ltd.	235,676
		Real Estate – 1.6%
16,000		Sun Hung Kai Properties	236,179
		TOTAL HONG KONG	798,583
		Ireland – 3.5%
		Health Care Equipment & Services – 1.6%
5,400		Covidien PLC	233,604
		Machinery – 1.9%
9,300		Ingersoll-Rand PLC, Class A	285,231
		TOTAL IRELAND	518,835
		Italy – 1.7%
		Capital Goods – 1.7%
14,400		Finmeccanica SpA	254,552
		Japan – 6.0%
		Banks – 0.6%
2,500		Sumitomo Mitsui Financial Group, Inc.	87,172
		Capital Goods – 1.5%
11,800		Komatsu Ltd.	221,106
		Consumer Durables & Apparel – 0.8%
8,400		Panasonic Corp.	123,803
		Diversified Financials – 0.8%
24,000		Daiwa Securities Group, Inc.	123,790
		Food, Beverage & Tobacco – 2.3%
97		Japan Tobacco, Inc.	332,825
		TOTAL JAPAN	888,696
		Jersey Channel Isle – 1.0%
		Media – 1.0%
17,200		WPP PLC	147,612
		Luxembourg – 2.4%
		Materials – 2.4%
9,700	[1]	ArcelorMittal	362,669
		Mexico – 1.9%
		Materials – 1.0%
12,000		Cemex SA de C.V., ADR	155,040
		Media – 0.9%
7,000		Grupo Televisa SA, GDR	130,130
		TOTAL MEXICO	285,170

		Netherlands – 2.6%
		Materials – 0.5%
1,200		Akzo Nobel NV	74,341
		Semiconductors & Semiconductor Equipment – 2.1%
10,700	[1]	ASM Lithography Holding NV	314,723
		TOTAL NETHERLANDS	389,064
		Norway – 3.3%
		Materials – 3.3%
16,600		Norsk Hydro ASA	110,473
11,900		Yara International ASA	374,547
		TOTAL NORWAY	485,020
		Portugal – 2.0%
		Energy – 2.0%
16,921		Galp Energia SGPS SA	292,679
		Russia – 1.6%
		Energy – 1.6%
10,200		Gazprom, GDR	237,150
		Singapore – 5.4%
		Banks – 2.6%
17,000		DBS Group Holdings Ltd.	160,267
19,000		United Overseas Bank Ltd.	226,330
		TOTAL	386,597
		Diversified Financials – 1.5%
38,000		Singapore Exchange Ltd.	227,140
		Real Estate – 1.3%
25,000		City Developments Ltd.	183,154
		TOTAL SINGAPORE	796,891
		Sweden – 3.4%
		Capital Goods – 2.3%
14,800		Assa Abloy AB, Class B	240,533
10,400		Volvo AB, Class B	96,222
		TOTAL	336,755
		Technology Hardware & Equipment – 1.1%
16,316	[1]	Telefonaktiebolaget LM Ericsson	163,831
		TOTAL SWEDEN	500,586
		Switzerland – 15.6%
		Capital Goods – 2.2%
16,100		ABB Ltd.	323,150
		Consumer Durables & Apparel – 1.3%
800		Swatch Group AG, Class B	188,439
		Diversified Financials – 3.5%
3,400		Julius Baer Holding Ltd., Zurich, Class B	169,787
18,900		UBS AG	345,974
		TOTAL	515,761
		Food, Beverage & Tobacco – 3.0%
10,350		Nestle SA	441,046
		Materials – 1.6%
327		Givaudan SA	245,179

		Pharmaceuticals, Biotechnology & Life Sciences – 4.0%
2,350	[1]	Actelion Ltd.	145,925
2,775		Roche Holding AG	448,531
		TOTAL	594,456
		TOTAL SWITZERLAND	2,308,031
		Taiwan, Province Of China – 1.2%
		Semiconductors & Semiconductor Equipment – 1.2%
16,099		Taiwan Semiconductor Manufacturing Co., ADR	176,445
		United Kingdom – 11.7%
		Banks – 2.6%
15,900		Barclays PLC	94,019
24,640		HSBC Holdings PLC	281,950
		TOTAL	375,969
		Capital Goods – 1.1%
25,700		Cookson Group PLC	168,849
		Energy – 1.6%
3,400	[1]	Dana Petroleum PLC	76,181
16,480	[1]	Wellstream Holdings PLC	160,659
		TOTAL	236,840
		Food, Beverage & Tobacco – 3.5%
17,620		Imperial Tobacco Group PLC	509,122
		Health Care Equipment & Services – 1.8%
29,900		Smith & Nephew PLC	267,833
		Materials – 1.1%
11,200		Xstrata PLC	165,121
		TOTAL UNITED KINGDOM	1,723,734
		United States – 0.7%
		Food, Beverage & Tobacco – 0.7%
1,600		Bunge Ltd.	100,176
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,759,643)	14,138,222
		Preferred Stocks – 1.9%
		Germany, Federal Republic Of – 1.9%
		Health Care Equipment & Services – 1.9%
4,760		Fresenius SE, Pfd., €0.71 Annual Dividend (IDENTIFIED COST $259,277)	278,552
		Repurchase Agreement – 2.5%
$368,000		Interest in $7,098,000,000 joint repurchase agreement 0.07%, dated 9/30/2009, under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,098,013,802 on 10/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2019 and the market value of those underlying securities was $7,239,974,110. (AT COST)	368,000
		TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $12,386,920)[2]	14,784,774
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[3]	846
		TOTAL NET ASSETS — 100%	$14,785,620

At September 30, 2009, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation (Depreciation)
ContractsPurchased:
10/5/2009	47,165 Swiss Francs	$45,522	$(9)
Contracts Sold:
10/5/2009	43,958 Pound Sterling	$70,294	$42
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$33

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net”.

1	Non-income producing security.
2	At September 30, 2009, the cost of investments for federal tax purposes was $12,386,920. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $2,397,854. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,880,580 and net unrealized depreciation from investments for those securities having an excess of cost over value of $482,726.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$100,176	$ —	$ —	$100,176
International	14,316,598	—	—	14,316,598
Repurchase Agreement	—	368,000	—	368,000
TOTAL SECURITIES	$14,416,774	$368,000	$ —	$14,784,774

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ JOHN B. FISHER
John B. Fisher
Principal Executive Officer

Date June 22, 2010

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010